INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
INCOME TAXES
INCOME TAXES

NOTE 13: INCOME TAXES

We determine the interim tax benefit (provision) by applying an estimate of the annual effective tax rate to the year-to-date pretax book income (loss) and adjusting for discrete items during the reporting period, if any. Tax jurisdictions with losses for which tax benefits cannot be realized, as well as significant unusual or infrequently occurring items that are separately reported, are excluded from the annual effective tax rate.

Our tax rate for the three months ended March 31, 2026 of 21% was in line with the federal statutory rate of 21% and overall was impacted by the effect of valuation allowances on deferred tax assets, the forecasted mix of earnings in domestic and international jurisdictions, the effect of cross-border tax laws, nondeductible executive compensation, a benefit related to stock-based compensation, tax credits, state taxes, and uncertain tax positions.

While our tax rate for the three months ended March 31, 2025 of 21% was in line with the federal statutory rate of 21%, it was overall impacted by the effect of valuation allowances on deferred tax assets, the forecasted mix of earnings in domestic and international jurisdictions, U.S. taxation of foreign earnings including GILTI (Global Intangible Low Taxed Income) tax, net of Section 250 deduction (largely driven by research and development capitalization), Subpart F income, a benefit related to stock-based compensation, tax credits, state taxes, and uncertain tax positions.

For the three months ended March 31, 2026 and 2025, the Company recorded no income tax expense (benefit), respectively, due to the generation of net operating losses, the benefits of which have been fully reserved.

The Company has evaluated the positive and negative evidence bearing upon its ability to realize its deferred tax assets, which primarily consist of net operating loss carry forwards. The Company has considered its history of cumulative net losses, estimated future taxable income and prudent and feasible tax planning strategies and has concluded that it is more likely than not that the Company will not realize the benefits of its deferred tax assets. As a result, as of December 31, 2025 and March 31, 2026, the Company has maintained a full valuation allowance against its net deferred tax assets.

NOTE 14: INCOME TAXES

Our income before provision for (benefit from) income taxes for the year ended December 31, 2025 and 2024 was as follows (in thousands):

	Years ended December 31,
	2025	2024
United States	$(17,253,473)	$(22,162,510)
Foreign	1,179,715	(345,698)
Loss before income tax expense	$(16,073,758)	$(22,508,208)

A provision for (benefit from) income taxes of $(16,086), and $0 has been recognized for the years ended December 31, 2025 and 2024, respectively.

The components of the provision for income taxes for the years ended December 31, 2025 and 2024 consisted of the following (in thousands):

	Years ended December 31,
	2025	2024
Current
Federal	$—	$—
State	—	—
Foreign	—	—
Total Current	—	—
Deferred
Federal	—	—
State	—	—
Foreign	(16,086)	—
Total Deferred	(16,086)	—
Total income taxes	$(16,086)	$—

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This guidance is intended to enhance the transparency and decision-usefulness of income tax disclosures by requiring more granular disaggregation in the effective tax rate (“ETR”) reconciliation and providing expanded information regarding income taxes paid, categorized by jurisdiction. The Company adopted the provisions of ASU 2023-09 on a prospective basis effective January 1, 2025.

	For the Years ended December 31, 2025
	Amount ($)	Percentage
Income Tax Expense (Benefit) at statutory federal rate	(3,375,489)	21.0%
Foreign Tax Effects:
India:
Non-taxable bargain purchase gain	(445,427)	2.7%
Others	170,938	(1.0)%
Changes in Valuation Allowance	2,887,012	(17.5)%
Nontaxable or nondeductible items:
Loss on extinguishment of debts	641,679	(4.0)%
Others	105,201	(1.0)%

Effective tax income	(16,086)	0.1%

The company did not have any cash paid amount for income taxes, net of refunds for the year ended December 31, 2025.

A reconciliation of the federal statutory income tax rate to the effective income tax rate prepared under the disclosure requirements prior to the adoption of ASU 2023-09 is as follows for the year ended December 31:

	For the Years ended December 31, 2025
	Amount ($)	Percentage
Income Tax Expense (Benefit) at statutory federal rate	(4,726,724)	21.0%
Non-deductible items	1,899,065	(8.4)%
Change in Valuation Allowance	2,902,582	(12.9)%
Other	(74,923)	0.3%
	—	0.0%

Deferred tax assets (liabilities) as of December 31, 2025 and 2024 consisted of the following (in thousands):

	Years ended December 31,
	2025	2024
Deferred Tax Assets:
Amortization and impairment	$—	$492,385
Deferred Revenue	50,703	—
Accruals and reserve	484,783	—
Stock based compensation	394,466	—
Operating lease liability	55,480	78,087
Net operating losses	9,878,937	8,450,019
Excess interest expenses (163j)	1,131,857	—
Other	263,409	10,566
Deferred tax assets	12,259,635	9,031,057
Valuation Allowance	(11,843,977)	(8,888,489)
Total deferred tax assets	$415,658	$142,568
Deferred Tax Liabilities:
Intangible assets	(85,509)	—
Fixed asset	(4,238,328)	(28,220)
ROU	(40,961)	(114,348)
Other	(90,374)	—
Total deferred tax liabilities	(4,455,172)	(142,568)

Net deferred tax asset/(liability)	$(4,039,514)	$—

As of December 31, 2025, the Company had U.S. federal net operating loss (“NOL”) carryforwards of approximately $34,944,785. Of this amount, $962,509 will begin to expire in 2036, and the remaining $33,982,276 can be carried forward indefinitely. Under the Tax Cuts and Jobs Act of 2017, the utilization of federal NOLs arising in tax years beginning after December 31, 2017, is limited to 80% of the Company’s taxable income in the year of utilization. Additionally, as of December 31, 2025, the Company had state NOL carryforwards of approximately $15,780,473, which will begin to expire in 2044, and foreign NOL carryforwards of approximately $6,332,138. The foreign NOL carryforwards consist of $1,269,615 of business losses, which will begin to expire in 2027, and $5,062,523 of unabsorbed depreciation, which can be carried forward indefinitely.

Management regularly assesses the ability to realize deferred tax assets recorded based upon the weight of all available evidence, including such factors as recent earnings history and expected future taxable income on a jurisdiction-by-jurisdiction basis. In the event that the Company changes its determination as to the amount of realizable deferred tax assets, the Company will adjust its valuation allowance with a corresponding impact to the provision for income taxes in the period in which such determination is made. The Company’s management believes that, based on a number of factors, it is more likely than not, that all or some portion of the deferred tax assets will not be realized; and accordingly, for the year ended December 31, 2025, the Company has provided a valuation allowance for certain deferred tax assets that are expected to be unrealized against the Company’s U.S. net deferred tax assets. The net change in the valuation allowance for the years ended December 31, 2025 and 2024 was an increase of $2,955,488 and $3,680,546, respectively. The increase in the valuation allowance year-over-year was mainly driven by the increase in net operating losses in the United States and India and interest expense carryforward.

Pursuant to Sections 382 and 383 of the Internal Revenue Code, or IRC, annual use of the Company’s net operating losses and tax credit carryforwards may be limited in the event a cumulative change in ownership of more than 50% occurs within a three-year period. The amount of annual limitation is determined based on the value of the Company immediately prior to the ownership changes. The Company is in process of performing an assessment of whether a change in ownership has occurred or whether there have been multiple changes in ownership, within the meaning of Section 382. Due to the Company’s position of full valuation allowance of domestic net deferred tax assets, the Company does not believe this has any material impact on the Company’s income tax provision.

The Company had no unrecognized tax benefits for the years ended December 31, 2025 and 2024. The Company recognizes interest and penalties related to unrecognized tax benefits in income tax expense. No such interest and penalties were recognized during the years ended December 31, 2025 and 2024.

The Company expects to file income tax returns in the U.S. federal, various state jurisdictions, and India for 2025. The Company is not currently under examination by income tax authorities in federal, state, or India. All tax returns remain open for examination by the federal and state authorities for three and four years, respectively, from the date of utilization of any net operating loss or credits. India’s statute of limitations generally expires three years from the end of the relevant assessment year. Therefore, the assessment years 2022–23 through 2025–26 remain open to examination.

In recent years the United States has enacted new tax legislation (the American Rescue Act, CHIPS and Science Act, and the Inflation Reduction Act). On July 4, 2025, the 2025 Tax Act was enacted in the United States. This legislation includes multiple changes, such as restoration of immediate expensing of domestic research and development expenditures under §174, reduction of GILTI and FDII deductions under §250, increase of foreign tax credit limitation from 80% to 90%, reinstatement of 100% bonus depreciation for qualified property acquired after January 19, 2025, to name a few. Due to the Company’s net operating losses for both accounting and tax purposes, the new tax legislation does not have a material impact on the Company’s provision for income taxes.